Stock-Based Compensation Stock-Based Compensation - Outstanding at End of Period (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	0
Restricted stock units and awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	9,735,585	[1]	9,820,168		10,638,219
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 10.29	[2]	$ 11.69	[2]	$ 12.90
Number of options granted			0		1,844,332	1,500,770
Parent [Member] | Restricted stock units and awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	5,886,330	[1]	8,447,922		6,329,435
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 8.00	[2]	$ 7.95	[2]	$ 12.06
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			6,101,421

[1]	There were no grants of stock options or restricted stock units related to CEC common stock during the three months ended March 31, 2017.
[2]	Represents weighted average exercise price for stock options and weighted average fair value for restricted stock units.